Capital management (Tables)	12 Months Ended
Dec. 31, 2019
Text block [abstract]
Summary of Group Monitors Capital using Liabilities to Assets Ratio
The liabilities to assets ratio at December 31, 2018 and 2019 were as follows:

	December 31, 2018	December 31, 2019
	NT$000	NT$000
Total liabilities	15,112,545	14,775,302

Total assets	33,133,718	34,305,887

Liabilities to assets ratio	45.61%	43.07%